CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Tax Effect Of Unrealized Gain On Available For Sale Investments	¥ 9,867	¥ 0	¥ 0
Tax effect of transfer to statements of operations of realized gains on available-for-sale investments	¥ 9,654	¥ 0	¥ 0